Investments	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Investments

4. Investments

Short-term investments

As of December 31, 2023 and 2022, the Company’s short-term investments were comprised of only debt securities. Short-term held-to-maturity investments and available-for-sale investments were mainly deposits in commercial banks and wealth management products issued by commercial banks and other financial institutions. The carrying value of short-term investments as of December 31, 2023 and 2022 approximate their fair value.

During the years ended December 31, 2023, 2022 and 2021, the Company recorded interest and investment income from its short-term investments of $364,369, $18,401 and $51,034 in the consolidated statements of comprehensive income (loss), respectively.

As of December 31, 2023 and 2022, the Company’s gross unrealized gain of available-for-sale investments was $65,900 and $nil, respectively.

Short-term investments classification as of December 31, 2023 and 2022 were shown as below:

	December 31,
	2023	2022
Held-to-maturity debt investments	$2,256,215	$7,034,569
Available-for-sale debt investments	7,696,827	—
Total short-term investments	$9,953,042	$7,034,569

Long-term investments

The following table sets forth a breakdown of the categories of long-term investments held by the Company as of the dates indicated:

	December 31,
	2023	2022
Long-term held-to-maturity debt investments	$435,841	$537,500
Equity method investments and private equity investments without readily determinable fair values	248,444	123,940
Total long-term investments	$684,285	$661,440

Long-term held-to-maturity debt investments

Long-term held-to-maturity debt investment represents deposits in financial institutions with contractual maturities due over one year for which the Company has the positive intent and ability to hold those securities to maturity. Long-term held-to-maturity debt investments will mature in the next one to two years.

During the years ended December 31, 2023, 2022 and 2021, the Company recorded interest and investment income from its long-term held-to-maturity investment of $4,097, $2,842 and $14,143 in the consolidated statements of comprehensive income (loss) respectively.

Equity method investments

Equity investment in Keyvac Biyolojik Ürünler Sanayi ve Ticaret Anonim Şirketi

In 2021, Sinovac LS through one of its wholly owned subsidiaries Sinovac Life Sciences (Hainan) Co., Ltd. and a business partner in the Republic of Turkey formed a joint venture Keyvac Biyolojik Ürünler Sanayi ve Ticaret Anonim Şirketi (“Keyvac”) in the Republic of Turkey, with the focus on manufacturing and commercialization of vaccines. The Company owns about 32.6% of Keyvac, and accounts for this investment under the equity method in accordance with ASC 323 due to the joint control over Keyvac’s operations through board of directors representation and voting rights.

Equity investment in Chongqing Evaheart MEDICAL Device Co., Ltd.

In February 2023, Sinovac LS invested in Series A Financing of Chongqing Evaheart MEDICAL Device Co., Ltd. ("Evaheart"). The Company as a reporting issuer indirectly owns about 4.2% of Evaheart as of December 31, 2023. The Company was considered to have significant influence over Evaheart and accounts for such investment as an equity method investment in accordance with ASC 323, because the Company has veto right on significant matters and can actively participate in the operating and financing policies of Evaheart through its board of directors representation and voting rights.

Equity investment in UPH Biopharmaceutical (Private) Limited

In April 2023, Sinovac LS entered into a joint venture agreement with JW SEZ (Private) Limited and Hong Kong Tantu Co., Limited to establish UPH Biopharmaceutical (Private) Limited ("UPH") to manufacture and commercialize plasma products in Pakistan. The Company owns about 30.2% of UPH, and accounts for such investment under the equity method in accordance with ASC 323 due to the joint control over UPH’s operations through board of directors representation and voting rights.

Equity investment in SKY Biologics Co., Ltd

In August 2023, the Company through its wholly owned subsidiary Sinovac Hong Kong entered into an agreement with Keding Investment Limited to establish SKY Biologics Co., Ltd ("SKY Biologics") to seek for investment opportunities in other biotech companies. Sinovac Hong Kong invested a total of $101.4 million representing 45% of SKY Biologics and can exercise significant influence on SKY Biologics through its voting rights and therefore, accounts for such investment under the equity method in accordance with ASC 323.

The Company invests in equity securities of certain companies whose securities are not publicly traded and fair value is not readily determinable and where the Company has concluded it does not have significant influence based on its ownership percentage and other factors. These investments are recorded at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. In 2022, the Company, through its wholly owned subsidiary, Sinovac Hong Kong, and Sinovac Biomed, invested in companies that operate in the biotech supply chain industry. There were no impairment charges recognized on equity investments without readily determinable fair value for the years ended December 31, 2023 and 2022.

In 2022 and 2023, the Company, through its subsidiaries, invested in certain of Vivo Capital as limited partner and accounts for the investments under the equity method.